Northern Lights Variable Trust

Power Momentum Index VIT Fund, Power Income VIT Fund and

Power Dividend Mid-Cap Index VIT Fund

Incorporated herein by reference is the definitive version of the supplement for Power Momentum Index VIT Fund, Power Income VIT Fund and Power Dividend Mid-Cap Index VIT Fund pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on June 21, 2019 (SEC Accession No. 0001580642-19-002930)